Annual Total Returns[BarChart] - AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.11%)	20.08%	40.81%	4.94%	1.34%	7.70%	27.69%	(10.84%)	36.48%	35.18%